Cover Page	Oct. 28, 2020	Aug. 10, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 28, 2020
Entity Registrant Name		EVOLUS, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38381
Entity Tax Identification Number		46-1385614
Entity Address, Address Line One		520 Newport Center Drive, Suite 1200
Entity Address, City or Town		Newport Beach
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		92660
City Area Code		949
Local Phone Number		284-4555
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.00001 per share
Trading Symbol		EOLS
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		true
Entity Ex Transition Period		true
Entity Central Index Key		0001570562
Amendment Flag		false